Long-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings
Schedule of borrowing agreements

		Unamortized	Outstanding
		Deferred	Net of Loan
		Financing Fees	Financing Fees
	Outstanding Balance as	as of June 30,	as of June 30,	Interest Rate
Vessel	of June 30, 2025	2025	2025	(SOFR(S)+Margin)
Milos	$31,075,000	141,179	30,933,821	S+1.75%
Poliegos	27,999,000	247,189	27,751,811	S+1.60%
Kimolos	28,200,000	115,596	28,084,404	S+1.90%
Folegandros	28,200,000	115,596	28,084,404	S+1.90%
Nissos Sikinos	36,487,500	226,812	36,260,688	S+1.85%
Nissos Sifnos	36,487,500	228,304	36,259,196	S+1.85%
Nissos Rhenia	50,176,232	789,944	49,386,288	S+5.49	%**
Nissos Despotiko	50,563,775	803,761	49,760,014	S+5.49	%**
Nissos Donoussa	53,435,000	1,022,632	52,412,368	S+1.65%
Nissos Kythnos	55,837,292	192,553	55,644,739	S+1.40	%***
Nissos Keros	39,000,000	159,874	38,840,126	S+1.90%
Nissos Anafi	67,547,768	263,581	67,284,187	S+1.90	%*
Nissos Kea	65,000,000	454,000	64,546,000	S+1.35%
Nissos Nikouria	66,000,000	421,459	65,578,541	S+1.40%
Total	$636,009,067	5,182,480	630,826,587	S+2.27%
Other Finance-lease liabilities			70,959
Total			630,897,546

*Effective July 31, 2025, the pricing for the Nissos Anafi facility is 1.40%, as per the terms of the new Nissos Nikouria and Anafi facility agreement.

**Post the transition from LIBOR to SOFR as the base rate, these financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate. Reflects the applicable margin (including the CAS) as of June 30, 2025.

***Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information.

Schedule of lease liabilities with respect to the Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2025	2024
Office space	$70,959	$80,838
Total	$70,959	$80,838

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2025	2024
No later than one year	$24,965	$24,965
Later than one year and not later than five years	54,090	66,573
Total undiscounted cash flows	$79,055	$91,538
Less: Imputed interest	(8,096)	(10,700)
Carrying value of operating lease liabilities	70,959	80,838

Schedule of debt

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2024	portion	long-term borrowings	Total
Outstanding loan balance	$603,686,403	$47,942,084	$651,628,487
Loan financing fees	(4,789,810)	(1,272,468)	(6,062,278)
Total	$598,896,593	$46,669,616	$645,566,209

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2025	portion	long-term borrowings	Total
Outstanding loan balance	$587,906,619	$48,102,448	$636,009,067
Loan financing fees	(4,008,987)	(1,173,493)	(5,182,480)
Total	$583,897,632	$46,928,955	$630,826,587

The borrowings are repayable as follows:

USD	As of June 30, 2025	As of December 31, 2024
No later than one year	$48,102,448	$47,942,084
Later than one year and not later than five years	390,686,809	335,178,782
Thereafter	197,219,810	268,507,621
Total	$636,009,067	$651,628,487
Less: Amounts due for settlement within 12 months	(48,102,448)	(47,942,084)
Long-term borrowings, net of current portion	$587,906,619	$603,686,403